Valuation and Qualifying Accounts	12 Months Ended
Aug. 02, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
CAMPBELL SOUP COMPANY
Valuation and Qualifying Accounts

For the Fiscal Years ended August 2, 2015, August 3, 2014 and July 28, 2013
(Millions)

	Balance at Beginning of Period	Charged to/ (Reduction in) Costs and Expenses	Deductions	Acquisitions	Balance at End of Period
Fiscal year ended August 2, 2015
Cash discount	$4	$116	$(115)	$—	$5
Bad debt reserve	3	2	(1)	—	4
Returns reserve(1)	5	—	(1)	—	4
Total Accounts receivable allowances	$12	$118	$(117)	$—	$13

Fiscal year ended August 3, 2014
Cash discount	$5	$114	$(115)	$—	$4
Bad debt reserve	2	—	(1)	2	3
Returns reserve(1)	4	1	—	—	5
Total Accounts receivable allowances	$11	$115	$(116)	$2	$12

Fiscal year ended July 28, 2013
Cash discount	$4	$114	$(113)	$—	$5
Bad debt reserve	2	1	(1)	—	2
Returns reserve(1)	4	1	(1)	—	4
Total Accounts receivable allowances	$10	$116	$(115)	$—	$11
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(1)
The returns reserve is evaluated quarterly and adjusted accordingly. During each period, returns are charged to net sales in the Consolidated Statements of Earnings as incurred. Actual returns were approximately $105 in 2015, $118 in 201 and $124 in 2013, or less than 2% of net sales.